Debt Instruments - Held for trading - Restricted assets (Details) - Financial assets held for trading - Debt instruments. - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instrument in connection with OTC derivative transactions
Financial assets
Financial assets pledged as collateral	$ 2,964	$ 2,670
Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral	21,555	20,769
Financial instruments in connection with securities loans transactions | Central Bank, Lender
Financial assets
Financial assets pledged as collateral	21,448	20,617
Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral	$ 89,147	$ 82,916